Consolidated Balance Sheets (Parenthetical) - £ / shares	Dec. 31, 2017	Sep. 12, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Of Financial Position [Abstract]
Ordinary shares, nominal value	£ 0.01	£ 0.01	£ 0.01
Ordinary shares, authorized	100,000,000		70,000,000
Ordinary shares, issued	28,904,714		12,545,314	8,693,625
Ordinary shares, outstanding	28,904,714		12,545,314	8,693,625